Insurance (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Insurance claims and policyholder liabilities
Claim reserves	$ 154	$ 158	$ 177	$ 70
Unearned insurance premium and claim reserves	590	586
Insurance claims and policyholder liabilities	737	757
Total	1,327	1,343
Insurance claims and policyholder liabilities assumed from other insurers	325	333
Ceded insurance reserves	95	102
Non-finance receivable
Insurance claims and policyholder liabilities
Unearned premium reserves	81	86
Claim reserves	61	60
Benefit reserves	375	388
Insurance claims and policyholder liabilities	517	534
Non-affiliated insurance companies
Insurance claims and policyholder liabilities
Ceded insurance reserves	95	102
Payable to OMH | Finance receivable
Insurance claims and policyholder liabilities
Unearned premium reserves	515	508
Claim reserves	75	78
Unearned insurance premium and claim reserves	590	586
Third-Party Beneficiaries | Finance receivable
Insurance claims and policyholder liabilities
Unearned premium reserves	99	98
Claim reserves	18	20
Benefit reserves	103	105
Insurance claims and policyholder liabilities	$ 220	$ 223